Consolidated Balance Sheets - USD ($)	Apr. 30, 2023	Oct. 31, 2022	Oct. 31, 2021
ASSETS
Cash	$ 251,720	$ 741,538	$ 3,626,983
Restricted Cash			750,000
Accounts Receivable, Net	47,539	73,537	127,482
Inventory	224,475	280,138	118,005
Prepaid Expense	122,149	140,759	13,978
Prepaid project costs	330,305	217,747
Deferred Offering Costs	1,667,438	1,482,422
Total Current Assets	2,643,626	2,936,141	4,636,448
Goodwill	3,608,949	3,608,949	4,523,040
Intangible Assets, Net	1,311,533	1,377,401	1,509,136
Property and Equipment, Net	288,171	351,940	115,182
Patents, Net	38,283	8,390	8,390
Right of Use Asset – Operating Lease	251,694	277,381	332,997
Other Assets	13,860	13,860	3,920
Total Assets	8,156,116	8,574,062	11,129,113
LIABILITIES
Accounts Payable	917,259	604,606	59,534
Deferred Revenue	839,970	650,000	500,000
Revolving Line of Credit			58,596
Accrued Liabilities	958,774	939,523	522,182
Current Maturities of Capital Lease Obligations	65,461	62,979	52,362
Current Maturities of Operating Lease Obligations	47,487	50,055	58,625
Total Current Liabilities	2,851,451	2,539,675	1,423,446
Capital Lease Obligations, Net of Current Portion	45,592	78,955	74,826
Operating Lease Obligation, Net of Current Portion	204,207	227,326	274,372
Unsecured 6% Note Payable – Related Party	767,288	767,288	767,288
Unsecured 4% Note Payable – Related Party	1,221,958	1,221,958	1,221,958
2021 Series Convertible Notes Payable – Related Party	480,000	480,000	800,000
Senior Convertible Note Payable			3,000,000
2022 Series Convertible Notes Payable	200,000	200,000
2023 Series Convertible Notes Payable - Stock Settled, Net	335,056
2023 Series B Convertible Notes Payable – Stock Settled, Net	222,037
Derivative/Warrant Liability	641,080
Long Term Accrued Interest Payable	23,623	3,205	17,781
Long Term Accrued Interest Payable – Related Party	278,784	219,815	94,916
Total Long-Term Liabilities	4,419,625	3,198,547	6,251,141
Total Liabilities	7,271,076	5,738,222	7,674,587
STOCKHOLDERS’ EQUITY
Preferred Stock, 5,000,000 Shares Authorized, par value $0.001; Series A Convertible Preferred Stock, 250,000 Shares Authorized, 0 and 0 Outstanding, respectively			136
Common stock, 19,230,770 Shares Authorized, par value $0.001, 4,430,099 and 4,430,099 Outstanding, respectively	4,430	4,430	3,705
Additional Paid in Capital	26,288,851	25,634,826	19,394,052
Less Treasury Stock	(84,000)	(84,000)	(84,000)
Accumulated Deficit	(25,324,241)	(22,719,416)	(15,859,367)
Total Stockholders’ Equity	885,040	2,835,840	3,454,526
Total Liabilities and Stockholders’ Equity	8,156,116	8,574,062	11,129,113
Related Party [Member]
LIABILITIES
Accrued Liabilities	$ 22,500	$ 232,512	$ 172,147